Basis of Presentation and Accounting Policies (Tables)	6 Months Ended
Feb. 28, 2019
Disclosure of initial application of standards or interpretations [line items]
Disaggregation of revenue
	Three months ended February 28,		Six months ended February 28,
		2018		2018
	2019	(restated, note 2)	2019	(restated, note 2)
Services
Wireline - Consumer	923	926	1,859	1,861
Wireline - Business	148	140	295	280
Wireless	169	134	336	261
	1,240	1,200	2,490	2,402
Equipment and other
Wireless	78	130	184	174
	78	130	184	174
Intersegment eliminations	(2)	(1)	(3)	(2)
Total revenue	1,316	1,329	2,671	2,574

The effect of transition to IFRS 15 and adoption of our new accounting policy [member]
Disclosure of initial application of standards or interpretations [line items]
Effect of transition to IFRS 15 and adoption of our new accounting policy - Condensed consolidated Statements of Income
	Three months ended February 28, 2018				Six months ended February 28, 2018
			Change in	Subsequent			Change in	Subsequent
	As	IFRS 15	accounting	to	As	IFRS 15	accounting	to
(millions of Canadian dollars)	reported	transition	policy	transition	reported	transition	policy	transition
Revenue	1,355	(26)	-	1,329	2,604	(30)	-	2,574
Operating, general and administrative expenses	(854)	8	-	(846)	(1,622)	11	-	(1,611)
Restructuring costs	(417)	-	-	(417)	(417)	-	-	(417)
Amortization:				-				-
Deferred equipment revenue	8	-	-	8	17	-	-	17
Deferred equipment costs	(28)	-	-	(28)	(58)	-	-	(58)
Property, plant and equipment, intangibles and other	(231)	-	(3)	(234)	(466)	-	(7)	(473)
Operating income from continuing operations	(167)	(18)	(3)	(188)	58	(19)	(7)	32
Amortization of financing costs – long-term debt	(1)	-	-	(1)	(2)	-	-	(2)
Interest expense	(63)	-	-	(63)	(124)	-	-	(124)
Equity income of an associate or joint venture	16	-	-	16	46	-	-	46
Other gains	(2)	3	-	1	2	3	-	5
Income from continuing operations before income taxes	(217)	(15)	(3)	(235)	(20)	(16)	(7)	(43)
Current income tax expense	42	-	-	42	78	-	-	78
Deferred income tax expense	(95)	(6)	(1)	(102)	(54)	(7)	(2)	(63)
Net income from continuing operations	(164)	(9)	(2)	(175)	(44)	(9)	(5)	(58)
Loss from discontinued operations, net of tax	-	-	-	-	(6)	-	-	(6)
Net income	(164)	(9)	(2)	(175)	(50)	(9)	(5)	(64)
Net income from continuing operations attributable to:
Equity shareholders	(164)	(9)	(2)	(175)	(44)	(9)	(5)	(58)
Loss from discontinued operations attributable to:
Equity shareholders	-	-	-	-	(6)	-	-	(6)
Basic earnings (loss) per share
Continuing operations	(0.33)	-	-	(0.35)	(0.10)	-	-	(0.12)
Discontinued operations	-	-	-	-	(0.01)	-	-	(0.01)
	(0.33)	-	-	(0.35)	(0.11)	-	-	(0.13)
Diluted earnings (loss) per share
Continuing operations	(0.33)	-	-	(0.35)	(0.10)	-	-	(0.12)
Discontinued operations	-	-	-	-	(0.01)	-	-	(0.01)
	(0.33)	-	-	(0.35)	(0.11)	-	-	(0.13)

Effect of transition to IFRS 15 and adoption of our new accounting policy - Condensed consolidated Statements of Financial Position
	As at September 1, 2017				As at August 31, 2018
			Change in	Subsequent			Change in	Subsequent
	As	IFRS 15	accounting	to	As	IFRS 15	accounting	to
(millions of Canadian dollars)	reported	transition	policy	transition	reported	transition	policy	transition
ASSETS
Current
Cash	507	-	-	507	384	-	-	384
Accounts receivable	286	-	-	286	255	-	(2)	253
Inventories	109	-	(50)	59	101	-	(40)	61
Other current assets	155	24	-	179	286	(13)	-	273
Current portion of contract assets	-	15	-	15	-	59	-	59
Assets held for sale	61	-	-	61	-	-	-	-
	1,118	39	(50)	1,107	1,026	46	(42)	1,030
Investments and other assets	937	-	-	937	660	-	-	660
Property, plant and equipment	4,344	-	50	4,394	4,672	-	30	4,702
Other long-term assets	255	(39)	-	216	300	(102)	(1)	197
Deferred income tax assets	4	-	-	4	4	-	-	4
Intangibles	7,435	-	-	7,435	7,482	-	-	7,482
Goodwill	280	-	-	280	280	-	-	280
Contract assets	-	44	-	44	-	76	-	76
	14,373	44	-	14,417	14,424	20	(13)	14,431
LIABILITIES AND SHAREHOLDERS' EQUITY
Current
Short-term borrowings	-	-	-	-	40	-	-	40
Accounts payable and accrued liabilities	913	(4)	-	909	971	(1)	-	970
Provisions	76	-	-	76	245	-	-	245
Income taxes payable	151	-	-	151	133	-	-	133
Unearned revenue	211	(211)	-	-	221	(221)	-	-
Current portion of contract liabilities	-	214	-	214	-	226	-	226
Current portion of long-term debt	2	-	-	2	1	-	-	1
Liabilities held for sale	39	-	-	39	-	-	-	-
	1,392	(1)	-	1,391	1,611	4	-	1,615
Long-term debt	4,298	-	-	4,298	4,310	-	-	4,310
Other long-term liabilities	114	-	-	114	13	-	-	13
Provisions	67	-	-	67	179	-	-	179
Deferred credits	490	(21)	-	469	460	(18)	-	442
Contract liabilities	-	21	-	21	-	18	-	18
Deferred income tax liabilities	1,858	5	-	1,863	1,894	(6)	(4)	1,884
	8,219	4	-	8,223	8,467	(2)	(4)	8,461
Shareholders' equity
Common and preferred shareholders	6,153	40	-	6,193	5,956	22	(9)	5,969
Non-controlling interests in subsidiaries	1	-	-	1	1	-	-	1
	6,154	40	-	6,194	5,957	22	(9)	5,970
	14,373	44	-	14,417	14,424	20	(13)	14,431

Effect of transition to IFRS 15 and adoption of our new accounting policy - Condensed consolidated Statement of Cash Flow
	Three months ended February 28, 2018				Six months ended February 28, 2018
			Change in	Subsequent			Change in	Subsequent
	As	IFRS 15	accounting	to	As	IFRS 15	accounting	to
(millions of Canadian dollars)	reported	transition	policy	transition	reported	transition	policy	transition
OPERATING ACTIVITIES
Funds flow from continuing operations	(26)	(23)	-	(49)	358	(40)	-	318
Net change in non-cash balances related to continuing operations	229	23	1	253	212	40	2	254
Operating activities of discontinued operations	-	-	-	-	(2)	-	-	(2)
	203	-	1	204	568	-	2	570
INVESTING ACTIVITIES
Additions to property, plant and equipment	(270)	-	7	(263)	(602)	-	20	(582)
Additions to equipment costs (net)	(10)	-	-	(10)	(26)	-	-	(26)
Additions to other intangibles	(21)	-	-	(21)	(56)	-	-	(56)
Net additions (reductions) to inventories	(9)	-	(8)	(17)	(24)	-	(22)	(46)
Proceeds on sale of discontinued operations, net of cash sold	-	-	-	-	18	-	-	18
Net additions to investments and other assets	19	-	-	19	42	-	-	42
Proceeds on disposal of property, plant and equipment	1	-	-	1	8	-	-	8
	(290)	-	(1)	(291)	(640)	-	(2)	(642)
FINANCING ACTIVITIES
Increase in long-term debt	10	-	-	10	10			10
Issue of Class B Non-Voting Shares	6	-	-	6	27	-	-	27
Dividends paid on Class A Shares and Class B Non-Voting Shares	(94)	-	-	(94)	(190)	-	-	(190)
Dividends paid on Preferred Shares	(2)	-	-	(2)	(4)	-	-	(4)
	(80)	-	-	(80)	(157)	-	-	(157)
Increase (decrease) in cash	(167)	-	-	(167)	(229)	-	-	(229)
Cash, beginning of the period	445	-	-	445	507	-	-	507
Cash of continuing operations, end of the period	278	-	-	278	278	-	-	278

IFRS 15 - Revenue from Contracts with Customers [member]
Disclosure of initial application of standards or interpretations [line items]
Effect of transition to IFRS 15 and adoption of our new accounting policy - Condensed consolidated Statements of Income
		Three months ended February 28,2018			Six months ended February 28, 2018
		As	Effect of	Subsequent to	As	Effect of	Subsequent to
(millions of Canadian dollars)		reported	transition	transition	reported	transition	transition
Revenue	i.	1,355	(26)	1,329	2,604	(30)	2,574
Operating, general and administrative expenses	ii.	(854)	8	(846)	(1,622)	11	(1,611)
Other revenue (expense)		(2)	3	1	2	3	5
Income tax expense (recovery)		(53)	(6)	(59)	24	(7)	17
Net income from continuing operations		(164)	(9)	(173)	(50)	(9)	(59)

Disaggregation of revenue
	Three months ended February 28,2018			Six months ended February 28, 2018
	As	Effect of	Subsequent to	As	Effect of	Subsequent to
(millions of Canadian dollars)	reported	transition	transition	reported	transition	transition
Services
Wireline - Consumer	926	-	926	1,861	-	1,861
Wireline - Business	140	-	140	280	-	280
Wireless	142	(8)	134	273	(12)	261
	1,208	(8)	1,200	2,414	(12)	2,402
Equipment and other
Wireless	148	(18)	130	192	(18)	174
	148	(18)	130	192	(18)	174
Intersegment eliminations	(1)	-	(1)	(2)	-	(2)
Total revenue	1,355	(26)	1,329	2,604	(30)	2,574

Effect of transition to IFRS 15 and adoption of our new accounting policy - Condensed consolidated Statements of Financial Position
		As at September 1, 2017			As at August 31, 2018
		As	Effect	Subsequent to	As	Effect	Subsequent to
(millions of Canadian dollars)		reported	of transition	transition	reported	of transition	transition

Current portion of contract assets	i.	-	15	15	-	59	59
Other current assets	ii.	155	24	179	286	(13)	273
Contract assets	i.	-	44	44	-	76	76
Other long-term assets	ii.	255	(39)	216	300	(102)	198
Accounts payable and accrued liabilities	i.	913	(4)	909	971	(1)	970
Unearned revenue	i.	211	(211)	-	221	(221)	-
Current portion of contract liabilities	i.	-	214	214	-	226	226
Deferred credits	i.	490	(21)	469	460	(18)	442
Deferred income tax liabilities	ii.	1,858	5	1,863	1,894	(6)	1,888
Contract liabilities	i.	-	21	21	-	18	18
Shareholders' equity		6,154	40	6,194	5,957	22	5,979